Shareholder Report, Holdings (Details)	May 31, 2024
C000010979 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
C000010979 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000010979 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000010979 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000010979 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000010979 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000010979 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000010979 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010979 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000010979 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000010979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000010979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000010979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000010979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000010979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000010979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.96%
C000010979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000010979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000010979 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000010979 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000010979 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000010979 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000010979 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.12%
C000010979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000010979 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000010979 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000010979 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000010979 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000010979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000010981 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
C000010981 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000010981 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000010981 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000010981 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000010981 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000010981 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000010981 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010981 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000010981 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000010981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000010981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000010981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000010981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000010981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000010981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.96%
C000010981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000010981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000010981 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000010981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000010981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000010981 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000010981 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.12%
C000010981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000010981 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000010981 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000010981 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000010981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000010981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000031063 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
C000031063 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000031063 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000031063 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000031063 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000031063 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000031063 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000031063 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000031063 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000031063 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000031063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000031063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000031063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000031063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000031063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000031063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000031063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000031063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.96%
C000031063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000031063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000031063 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000031063 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000031063 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000031063 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000031063 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.12%
C000031063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000031063 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000031063 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000031063 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000031063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000031063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000010982 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
C000010982 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000010982 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000010982 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000010982 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000010982 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000010982 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000010982 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000010982 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000010982 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000010982 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000010982 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010982 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000010982 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000010982 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000010982 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000010982 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000010982 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.96%
C000010982 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000010982 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000010982 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000010982 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000010982 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000010982 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000010982 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.12%
C000010982 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000010982 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000010982 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000010982 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000010982 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000010982 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000171463 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
C000171463 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000171463 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000171463 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000171463 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000171463 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000171463 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000171463 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000171463 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000171463 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000171463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000171463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000171463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000171463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000171463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000171463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000171463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.96%
C000171463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000171463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000171463 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000171463 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000171463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000171463 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000171463 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.12%
C000171463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	27.75%
C000171463 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000171463 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000171463 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000171463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000171463 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.87%